Property and equipment, net - Schedule of property and equipment, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property and equipment, net
Gross carrying amount	¥ 105,369,638		¥ 113,494,460
Less: accumulated depreciation	(100,329,775)		(106,401,031)
Property and equipment, net	5,039,863	$ 720,691	7,093,429
Computer and transmission equipment
Property and equipment, net
Gross carrying amount	75,334,495		82,847,892
Leasehold improvements
Property and equipment, net
Gross carrying amount	27,348,008		27,348,008
Furniture and office equipment
Property and equipment, net
Gross carrying amount	2,276,935		2,888,360
Motor vehicles
Property and equipment, net
Gross carrying amount	¥ 410,200		¥ 410,200